STATEMENT OF CHANGE IN STOCKHOLDER'S DEFICIT (Unaudited) - Pelican Holdco Inc [Member] - 1 months ended Sep. 30, 2025 - USD ($)	Common Stocks [Member]	Retained Earnings [Member]	Total [Member]
Balance, September 5, 2025 (inception) at Sep. 04, 2025
Beginning balance, shares at Sep. 04, 2025
Net loss		(473)	(473)
Ending balance, value at Sep. 30, 2025		$ (473)	$ (473)
Ending balance, shares at Sep. 30, 2025